Consolidated Statements of Operations (Parentheticals) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
General and administrative expenses, related party	$ 1,209,499	$ 1,187,037	$ 1,150,451